Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(117.5)	(44.8)	(66.4)
Adjustments in respect of prior periods		0.6	(7.6)	—
		(116.9)	(52.4)	(66.4)
Deferred tax benefit/(expense)
Origination and reversal of temporary differences		116.3	(1.2)	9.7
Impact of change in tax rates		(55.1)	(16.8)	—
	16	61.2	(18.0)	9.7
Total tax expense		(55.7)	(70.4)	(56.7)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
Profit before tax	236.7	295.5	210.3
Tax charge at the standard UK corporation tax rate 19% (2020: 19%; 2019: 19%)	(45.0)	(56.1)	(39.9)
Difference in tax rates	22.7	(18.2)	(11.9)
Non tax deductible interest	0.1	(0.1)	0.6
Other income and expenses not taxable or deductible	2.5	(0.8)	(1.2)
Unrecognized tax assets	(1.5)	(6.3)	(0.9)
Provisions for uncertainties	(52.5)	35.5	(3.4)
Impact of change in tax rates	(55.1)	(16.8)	—
Change in tax base of assets due to step-up	72.5	—	—
Prior period adjustment	0.6	(7.6)	—
Total tax expense	(55.7)	(70.4)	(56.7)

Income Tax Relating to Components Of Other Comprehensive Income
The tax (benefit)/expense relating to components of other comprehensive income is as follows:

		Before tax	Tax charge	After tax
Year ended December 31, 2021	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(36.1)	10.2	(25.9)
Net investment hedge		(18.8)	—	(18.8)
Cash flow hedges		(22.6)	13.6	(9.0)
Other comprehensive (income)/loss		(77.5)	23.8	(53.7)
Current tax			—
Deferred tax	16		23.8
			23.8
		Before tax	Tax benefit	After tax
Year ended December 31, 2020	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		27.8	(8.3)	19.5
Net investment hedge		10.1	—	10.1
Cash flow hedges		17.3	(6.0)	11.3
Other comprehensive loss/(income)		55.2	(14.3)	40.9
Current tax			—
Deferred tax	16		(14.3)
			(14.3)
		Before tax	Tax benefit	After tax
Year ended December 31, 2019		€m	€m	€m
Remeasurement of post-employment benefit liabilities		35.9	(6.7)	29.2
Net investment hedge		(6.0)	—	(6.0)
Cash flow hedges		27.3	(5.6)	21.7
Other comprehensive loss/(income)		57.2	(12.3)	44.9
Current tax			—
Deferred tax			(12.3)
			(12.3)